Note 13 - Shareholders' Equity, Dividends and interest on shareholders' equity (Detail) (USD $) In Millions	Dec. 31, 2010
Dividends and interest on shareholders' equity [Line Items]
Value of the portion	$ 6,780
1st Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	May 14, 2010
Shareholders' positions	May 21, 2010
Date payment	May 31, 2010
Value of the portion	982
2nd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Jul. 16, 2010
Shareholders' positions	Jul. 30, 2010
Date payment	Aug. 31, 2010
Value of the portion	966
3rd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Oct. 22, 2010
Shareholders' positions	Nov. 01, 2010
Date payment	Nov. 30, 2010
Value of the portion	1,062
4th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Dec. 10, 2010
Shareholders' positions	Dec. 21, 2010
Date payment	Dec. 30, 2010
Value of the portion	1,539
5th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Feb. 25, 2011
Shareholders' positions	Mar. 21, 2010
Date payment	Mar. 31, 2011
Value of the portion	1,308
Divdends [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Feb. 25, 2011
Shareholders' positions	Apr. 28, 2011
Date payment	Up to Jun. 27, 2011
Value of the portion	$ 923